Segments - Schedule of Revenue from External Customers by Country (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Operating Segments [Line Items]
Total Revenue	$ 43,177	$ 171,138
United States
Disclosure Of Operating Segments [Line Items]
Total Revenue	19,070	101,178
Italy
Disclosure Of Operating Segments [Line Items]
Total Revenue	8,601	31,800
United Kingdom
Disclosure Of Operating Segments [Line Items]
Total Revenue	3,831	17,552
Germany
Disclosure Of Operating Segments [Line Items]
Total Revenue	2,317	6,533
Colombia
Disclosure Of Operating Segments [Line Items]
Total Revenue	5,571	5,611
Sweden
Disclosure Of Operating Segments [Line Items]
Total Revenue	908	3,233
Brazil
Disclosure Of Operating Segments [Line Items]
Total Revenue	804	1,409
Switzerland
Disclosure Of Operating Segments [Line Items]
Total Revenue	117	1,053
Japan
Disclosure Of Operating Segments [Line Items]
Total Revenue	766	1,038
Spain
Disclosure Of Operating Segments [Line Items]
Total Revenue	228	609
Austria
Disclosure Of Operating Segments [Line Items]
Total Revenue	0	467
Netherlands
Disclosure Of Operating Segments [Line Items]
Total Revenue	124	161
Denmark
Disclosure Of Operating Segments [Line Items]
Total Revenue	45	9
Other
Disclosure Of Operating Segments [Line Items]
Total Revenue	$ 797	$ 485